UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

January 31, 2015 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $4,662,249,126 and the Fund owned 95.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 88.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.4%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$6,870	$6,921,525
GenCorp, Inc., 7.125%, 3/15/21	12,545	13,256,929
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	12,684,600
KLX, Inc., 5.875%, 12/1/22(1)	2,190	2,168,100
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,238,000
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,921,637
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,571,975

		$67,762,766

Automotive & Auto Parts — 2.8%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,301,150
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	11,100	11,724,375
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	34,910	39,011,925
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	4,935,799
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,811,150
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,074,431
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,390,700
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	4,570	4,672,825
Navistar International Corp., 8.25%, 11/1/21	20,620	20,181,825
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	11,495	12,357,125
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	28,300	29,715,000

		$135,176,305

Banks & Thrifts — 0.1%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$3,955	$4,250,387

		$4,250,387

Broadcasting — 1.5%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,720,000
AMC Networks, Inc., 7.75%, 7/15/21	12,520	13,584,200
Crown Media Holdings, Inc., 10.50%, 7/15/19	5,400	5,886,000
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	10,879,687
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,588,088
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	14,970	15,419,100
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,857,937

		$71,935,012

Building Materials — 2.6%
Building Materials Corp. of America, 5.375%, 11/15/24(1)	$24,930	$25,428,600
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,125,775
HD Supply, Inc., 7.50%, 7/15/20	18,815	19,802,787
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,971,750
Interline Brands, Inc., 10.00%, 11/15/18(2)	13,391	14,094,028
NCI Building Systems, Inc., 8.25%, 1/15/23(1)	3,715	3,789,300
Nortek, Inc., 8.50%, 4/15/21	5,160	5,508,300
Nortek, Inc., 10.00%, 12/1/18	8,590	9,062,450
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,273,125
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,819,500
USG Corp., 5.875%, 11/1/21(1)	7,265	7,555,600

		$126,431,215

Security	Principal Amount (000’s omitted)	Value
Cable/Satellite TV — 6.8%
Altice Financing SA, 6.625%, 2/15/23(1)(4)	$12,290	$12,689,425
Altice Finco SA, 7.625%, 2/15/25(1)(4)	9,390	9,569,978
Altice SA, 7.625%, 2/15/25(1)(4)	9,390	9,605,191
Altice SA, 7.75%, 5/15/22(1)	29,715	30,755,025
Cablevision Systems Corp., 5.875%, 9/15/22	10,000	10,212,500
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,773,519
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,336,837
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	10,385	10,540,775
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,855,063
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,792,344
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	940	990,525
CCOH Safari, LLC, 5.50%, 12/1/22	15,600	15,756,000
CCOH Safari, LLC, 5.75%, 12/1/24	18,720	19,024,200
CSC Holdings, LLC, 5.25%, 6/1/24(1)	6,025	6,055,125
CSC Holdings, LLC, 6.75%, 11/15/21	11,715	13,164,731
DISH DBS Corp., 5.875%, 7/15/22	14,220	14,397,750
DISH DBS Corp., 5.875%, 11/15/24	8,440	8,503,300
DISH DBS Corp., 6.75%, 6/1/21	28,805	31,361,444
Numericable-SFR, 4.875%, 5/15/19(1)	7,765	7,794,119
Numericable-SFR, 6.00%, 5/15/22(1)	24,600	25,194,090
Numericable-SFR, 6.25%, 5/15/24(1)	6,485	6,720,081
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,912,162
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	11,984,725
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,636,875
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,804,375
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,372,066
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	4,375	4,473,438

		$334,275,663

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$11,225	$10,242,812
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,714,463
Harbinger Group, Inc., 7.875%, 7/15/19	11,060	11,723,600
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,907,825

		$33,588,700

Chemicals — 2.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$14,675	$15,702,250
Celanese US Holdings, LLC, 5.875%, 6/15/21	3,350	3,609,625
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	20,832,262
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,478,516
Polymer Group, Inc., 7.75%, 2/1/19	5,841	6,074,640
PSPC Escrow Corp., 6.50%, 2/1/22(1)(4)	11,045	11,321,125
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,475,594
Tronox Finance, LLC, 6.375%, 8/15/20	19,955	19,905,112
W.R. Grace & Co., 5.125%, 10/1/21(1)	6,250	6,515,625
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,690,625

		$106,605,374

Consumer Products — 1.2%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$33,630	$29,258,100
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	15,381,150
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,461,250
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,388,800
Tempur Sealy International, Inc., 6.875%, 12/15/20	6,865	7,397,037

		$59,886,337

Security	Principal Amount (000’s omitted)	Value
Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.241%, 12/15/19(1)(5)	$5,475	$5,276,531
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	1,900	1,795,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	3,963,762
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,790,927
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,905	1,881,188
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,334,412
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,393,241
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,320,219
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	33,920	36,209,600
Sealed Air Corp., 4.875%, 12/1/22(1)	4,360	4,458,100
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,201,325
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	6,570	6,274,350

		$109,899,155

Diversified Financial Services — 3.8%
Aircastle, Ltd., 5.50%, 2/15/22	$6,185	$6,387,249
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,543,938
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,136,000
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,331,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	11,796	12,090,679
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,506,000
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,365,844
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,096,863
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,743,988
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,135	7,499,598
International Lease Finance Corp., 8.25%, 12/15/20	16,365	20,128,950
International Lease Finance Corp., 8.625%, 9/15/15	8,255	8,605,837
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,503,531
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,966,053
Navient Corp., 5.00%, 10/26/20	6,255	6,262,819
Navient Corp., 5.50%, 1/15/19	19,775	20,506,675
Navient Corp., 5.875%, 10/25/24	6,255	5,926,613
Navient Corp., 7.25%, 1/25/22	4,420	4,817,800
Navient Corp., 8.00%, 3/25/20	10,785	12,106,162
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,630,637

		$187,156,986

Diversified Media — 1.1%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,226,875
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,232,931
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,095,225
IAC/InterActiveCorp, 4.875%, 11/30/18	13,475	13,912,937
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,404,800
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,669,765
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,766,513

		$52,309,046

Energy — 12.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,046,738
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	22,315	23,486,537
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,682,150
Antero Resources Finance Corp., 5.375%, 11/1/21	16,185	15,841,069
Antero Resources Finance Corp., 6.00%, 12/1/20	2,115	2,130,863
Berry Petroleum Co., LLC, 6.375%, 9/15/22	12,555	8,725,725
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	7,475	7,418,938
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,040	9,036,000

Security	Principal Amount (000’s omitted)	Value
California Resources Corp., 5.50%, 9/15/21(1)	$9,375	$7,921,875
California Resources Corp., 6.00%, 11/15/24(1)	9,375	7,734,375
Chesapeake Energy Corp., 3.503%, 4/15/19(5)	10,910	10,555,425
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	17,304,500
Chesapeake Energy Corp., 7.25%, 12/15/18	14,795	16,274,500
Concho Resources, Inc., 5.50%, 4/1/23	27,330	27,466,650
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,942,850
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,853,263
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,001,950
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	18,044,725
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	3,137,325
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	17,395	15,481,550
Energy Transfer Equity, LP, 5.875%, 1/15/24	13,685	14,269,349
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	4,205	4,278,588
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	3,929,450
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	13,545	13,714,312
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/23	5,209	5,761,675
Gulfport Energy Corp., 7.75%, 11/1/20(1)	10,905	10,877,737
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,452,550
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,539,875
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	21,119,737
Laredo Petroleum, Inc., 7.375%, 5/1/22	22,163	21,331,887
MEG Energy Corp., 6.375%, 1/30/23(1)	9,040	8,090,800
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	4,875	4,448,438
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,087,388
Oasis Petroleum, Inc., 6.875%, 3/15/22	12,145	11,264,487
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	13,427,400
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	8,520	8,733,000
Precision Drilling Corp., 6.50%, 12/15/21	4,905	4,365,450
Range Resources Corp., 5.00%, 8/15/22	4,700	4,676,500
Range Resources Corp., 6.75%, 8/1/20	5,485	5,731,825
Rice Energy, Inc., 6.25%, 5/1/22	8,585	8,327,450
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	8,546,450
Rosetta Resources, Inc., 5.875%, 6/1/22	13,460	12,719,700
RSP Permian, Inc., 6.625%, 10/1/22(1)	12,635	12,619,206
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	19,621,875
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,990	14,059,950
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	19,215	19,431,169
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	12,897,900
Samson Investment Co., 9.75%, 2/15/20	9,755	3,072,825
SESI, LLC, 6.375%, 5/1/19	9,245	9,245,000
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	21,794,350
Seventy Seven Energy, Inc., 6.50%, 7/15/22	8,790	3,537,975
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	2,828,750
SM Energy Co., 6.125%, 11/15/22(1)	4,360	4,218,300
SM Energy Co., 6.50%, 1/1/23	10,125	10,023,750
Tesoro Corp., 5.375%, 10/1/22	11,035	11,366,050
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	3,100	3,150,375
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	7,445	7,593,900
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	7,250	5,147,500
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	1,910	1,976,850
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,804,625
WPX Energy, Inc., 6.00%, 1/15/22	4,615	4,499,625

		$589,671,031

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,615,450
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,433,200

		$11,048,650

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.6%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$6,410	$6,506,150
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,913,313
Covanta Holding Corp., 5.875%, 3/1/24	7,990	8,259,662
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,577,425
Darling Ingredients, Inc., 5.375%, 1/15/22	3,655	3,659,569

		$31,916,119

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$10,722	$7,263,980
Constellation Brands, Inc., 4.25%, 5/1/23	15,225	15,643,687
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	3,007,750
Cott Beverages, Inc., 5.375%, 7/1/22(1)	11,510	10,359,000
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	3,320	3,394,700
Post Holdings, Inc., 6.00%, 12/15/22(1)	6,205	5,949,044
Post Holdings, Inc., 6.75%, 12/1/21(1)	6,695	6,561,100
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,631,850

		$56,811,111

Gaming — 2.8%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(8)	$626	$636,580
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	5,297	4,463,100
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	10,445	10,830,159
MGM Resorts International, 6.00%, 3/15/23	12,500	12,656,250
MGM Resorts International, 7.75%, 3/15/22	24,755	27,570,881
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	13,038	12,553,559
Penn National Gaming, Inc., 5.875%, 11/1/21	6,540	6,409,200
Station Casinos, LLC, 7.50%, 3/1/21	13,965	14,733,075
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	27,730	28,284,600
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	6,287,575
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(7)(9)	4,631	796,532
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	9,535	9,326,422

		$134,547,933

Health Care — 11.4%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$8,888	$9,354,620
Alere, Inc., 6.50%, 6/15/20	5,330	5,476,575
Alere, Inc., 8.625%, 10/1/18	7,215	7,503,600
Amsurg Corp., 5.625%, 11/30/20	10,540	10,829,850
Amsurg Corp., 5.625%, 7/15/22(1)	9,090	9,442,238
Biomet, Inc., 6.50%, 8/1/20	21,970	23,480,437
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,873,272
Centene Corp., 4.75%, 5/15/22	4,335	4,405,444
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,120,680
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	21,770	23,266,687
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	17,450	18,606,063
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	20,689,850
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	20,292,484
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 12/15/20(1)	4,473	4,713,424
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 1/15/22(1)	1,280	1,366,400
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	7,805	8,014,759
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,965,963
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,959,444
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	6,580	6,695,150
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,515,687
HCA, Inc., 5.375%, 2/1/25	4,435	4,604,084
HCA, Inc., 6.50%, 2/15/20	12,235	13,779,669
HCA, Inc., 7.50%, 2/15/22	10,400	12,220,000

Security	Principal Amount (000’s omitted)	Value
HealthSouth Corp., 5.75%, 11/1/24	$4,290	$4,450,875
Hologic, Inc., 6.25%, 8/1/20	27,285	28,581,037
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	10,035,656
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	4,050	4,141,125
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.875%, 1/15/19(1)	9,248	9,918,480
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	20,641,500
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	30,775	32,006,000
Omnicare, Inc., 4.75%, 12/1/22	490	509,600
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	10,414,000
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	25,646,519
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	20,730	22,077,450
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,295,100
Teleflex, Inc., 5.25%, 6/15/24(1)	4,200	4,252,500
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,011,625
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	4,470	4,470,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,394,788
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	34,600,600
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,110,625
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	5,520	5,661,450
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	25,883,887
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	8,768,025
VWR Funding, Inc., 7.25%, 9/15/17	7,580	7,960,137
WellCare Health Plans, Inc., 5.75%, 11/15/20	17,130	17,858,025

		$556,865,384

Homebuilders/Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$9,345	$9,742,162
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	9,190	8,787,938
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	9,660	9,333,975

		$27,864,075

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$17,304,500
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	6,005	5,989,988

		$23,294,488

Insurance — 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$9,810	$9,932,625
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	9,155	9,017,675
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	11,844,537
USI, Inc., 7.75%, 1/15/21(1)	16,115	15,812,844

		$46,607,681

Leisure — 0.7%
NCL Corp., Ltd., 5.00%, 2/15/18	$5,080	$5,168,900
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,011,875
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,343,413
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	4,927,775
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	18,023,500

		$35,475,463

Metals/Mining — 1.8%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$3,000	$1,417,500
CONSOL Energy, Inc., 5.875%, 4/15/22	5,695	4,968,888
Eldorado Gold Corp., 6.125%, 12/15/20(1)	20,705	20,523,831
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	5,160	4,411,800
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	3,370	2,839,225
IAMGOLD Corp., 6.75%, 10/1/20(1)	7,690	6,190,450
Imperial Metals Corp., 7.00%, 3/15/19(1)	5,325	4,686,000
KGHM International, Ltd., 7.75%, 6/15/19(1)	13,250	13,647,500

Security	Principal Amount (000’s omitted)	Value
New Gold, Inc., 6.25%, 11/15/22(1)	$8,525	$8,461,062
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,238,344
Novelis, Inc., 8.375%, 12/15/17	4,800	4,992,000
SunCoke Energy Inc., 7.625%, 8/1/19	767	786,750
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	7,935	8,212,725
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,022,200
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,535	1,588,725

		$89,987,000

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$8,205	$9,737,530

		$9,737,530

Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$18,560	$20,648,000
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	5,415	5,340,544

		$25,988,544

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$4,185	$4,143,150
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,416,950

		$9,560,100

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	$24,115	$24,838,450
NPC International, Inc., 10.50%, 1/15/20	21,695	22,589,919

		$47,428,369

Services — 6.6%
Acosta, Inc., 7.75%, 10/1/22(1)	$27,315	$27,656,437
Audatex North America, Inc., 6.00%, 6/15/21(1)	11,420	11,933,900
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	22,047,825
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	9,555	9,381,816
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	8,105	8,165,788
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	22,925	24,128,562
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,983,406
Hertz Corp. (The), 6.25%, 10/15/22	9,780	10,048,950
IHS, Inc., 5.00%, 11/1/22(1)	9,300	9,422,062
Laureate Education, Inc., 9.75%, 9/1/19(1)	79,480	81,069,600
ServiceMaster Co., LLC, (The), 7.00%, 8/15/20	6,689	7,006,728
ServiceMaster Co., LLC, (The), 8.00%, 2/15/20	5,040	5,355,000
TMS International Corp., 7.625%, 10/15/21(1)	11,465	11,465,000
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	14,280	14,601,300
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	17,320	17,504,025
United Rentals North America, Inc., 6.125%, 6/15/23	5,640	5,886,750
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	19,765,250
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,753,225
United Rentals North America, Inc., 8.25%, 2/1/21	1,195	1,298,069
United Rentals North America, Inc., 8.375%, 9/15/20	2,650	2,839,475
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	8,080	7,898,200

		$324,211,368

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$5,800	$6,155,250
ArcelorMittal, 6.75%, 2/25/22	3,775	4,039,250

		$10,194,500

Super Retail — 5.3%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$12,831,300

Security	Principal Amount (000’s omitted)	Value
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$14,130	$13,282,200
Hot Topic, Inc., 9.25%, 6/15/21(1)	22,965	24,974,437
L Brands, Inc., 6.625%, 4/1/21	21,680	24,606,800
L Brands, Inc., 8.50%, 6/15/19	12,810	15,468,075
Levi Strauss & Co., 6.875%, 5/1/22	10,830	11,750,550
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	12,350	12,782,250
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	3,092	3,177,030
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,766,375
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	7,017,813
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	7,040	7,392,000
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	19,425	19,036,500
Pantry, Inc. (The), 8.375%, 8/1/20	8,100	8,910,000
Party City Holdings, Inc., 8.875%, 8/1/20	18,585	20,164,725
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	10,965	11,458,425
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	15,360	15,628,800
Phillips-Van Heusen Corp., 7.75%, 11/15/23	13,090	16,558,575
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,285,975
rue21, Inc., 9.00%, 10/15/21(1)	9,420	7,441,800
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	9,940	10,685,500

		$258,219,130

Technology — 5.6%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$5,685	$5,805,806
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	10,675,200
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	37,505,525
Avaya, Inc., 9.00%, 4/1/19(1)	12,420	12,668,400
Avaya, Inc., 10.50%, 3/1/21(1)	14,546	12,000,440
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,246,813
First Data Corp., 6.75%, 11/1/20(1)	9,464	10,150,140
First Data Corp., 7.375%, 6/15/19(1)	10,635	11,180,044
First Data Corp., 10.625%, 6/15/21	7,039	8,015,661
First Data Corp., 11.25%, 1/15/21	9,513	10,809,146
First Data Corp., 11.75%, 8/15/21	9,484	10,977,151
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	8,000	8,480,000
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	12,615	12,741,150
Infor US, Inc., 9.375%, 4/1/19	21,375	23,058,281
Micron Technology, Inc., 5.25%, 8/1/23(1)(4)	21,420	21,486,938
MSCI, Inc., 5.25%, 11/15/24(1)	3,740	3,908,300
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,478,975
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,764,038
Open Text Corp., 5.625%, 1/15/23(1)	6,185	6,370,550
Sensata Technologies B.V., 5.625%, 11/1/24(1)	2,805	2,976,806
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	6,918,075
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	6,963,125
Zebra Technologies Corp., 7.25%, 10/15/22(1)	19,875	21,365,625

		$271,546,189

Telecommunications — 7.5%
CenturyLink, Inc., 6.75%, 12/1/23	$16,255	$18,185,281
Digicel, Ltd., 6.00%, 4/15/21(1)	14,330	13,470,200
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,362,800
Equinix, Inc., 5.375%, 1/1/22	9,345	9,765,525
Frontier Communications Corp., 6.25%, 9/15/21	9,340	9,643,550
Frontier Communications Corp., 6.875%, 1/15/25	9,340	9,491,775
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,863,438
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	13,985,594
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	10,988,100
Intelsat Luxembourg SA, 7.75%, 6/1/21	26,965	26,830,175
Intelsat Luxembourg SA, 8.125%, 6/1/23	18,925	19,232,531

Security	Principal Amount (000’s omitted)	Value
NII International Telecom SCA, 7.875%, 8/15/19(1)(10)	$9,280	$8,259,200
SBA Communications Corp., 5.625%, 10/1/19	3,095	3,234,275
SBA Telecommunications, Inc., 5.75%, 7/15/20	5,570	5,778,875
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,188,875
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,168,744
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	18,159,188
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	32,472,825
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,658,563
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,250,000
Sprint Corp., 7.25%, 9/15/21	18,505	18,569,767
Sprint Corp., 7.875%, 9/15/23	24,990	25,458,562
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,160,525
T-Mobile USA, Inc., 6.375%, 3/1/25	6,375	6,558,281
T-Mobile USA, Inc., 6.625%, 4/1/23	8,800	9,172,240
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,190,120
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,910,294
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	20,545	19,980,012
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	26,675	25,941,437
Windstream Corp., 7.75%, 10/1/21	15,555	15,866,100
Windstream Corp., 8.125%, 9/1/18	2,565	2,676,578

		$368,473,430

Transportation Ex Air/Rail — 0.7%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,362,200
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	8,073,000
XPO Logistics, Inc., 7.875%, 9/1/19(1)	21,485	22,424,969

		$32,860,169

Utilities — 1.8%
AES Corp. (The), 5.50%, 3/15/24	$5,440	$5,480,800
Calpine Corp., 5.375%, 1/15/23	10,255	10,408,825
Calpine Corp., 5.75%, 1/15/25	4,560	4,668,300
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	15,645	16,114,350
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	12,470	12,890,862
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	10,620	10,991,700
NRG Energy, Inc., 7.875%, 5/15/21	7,300	7,865,750
NRG Energy, Inc., 8.25%, 9/1/20	11,225	11,954,625
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	6,555	6,391,125

		$86,766,337

Total Corporate Bonds & Notes (identified cost $4,281,700,559)		$4,338,351,547

Senior Floating-Rate Interests — 6.1%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,480	$9,177,825

		$9,177,825

Energy — 0.2%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$10,908,333
Samson Investment Company, Term Loan - Second Lien, 5.00%, Maturing 9/25/18	1,900	1,198,900

		$12,107,233

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,535,210

		$6,535,210

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,566	$4,662,517

		$4,662,517

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$8,289	$8,205,286

		$8,205,286

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$9,586	$9,451,568

		$9,451,568

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$16,297	$14,431,274

		$14,431,274

Publishing/Printing — 0.4%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,742	$7,704,403
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	9,468	9,478,715

		$17,183,118

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$7,500	$7,368,750
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	14,600	14,770,338
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	19,846	19,461,411
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,949	3,722,077

		$45,322,576

Super Retail — 1.2%
Albertson’s Holdings, LLC, Term Loan, 5.50%, Maturing 8/25/21	$15,900	$15,895,580
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	20,247	19,690,208
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,500,000
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	13,726	12,139,152

		$57,224,940

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$19,800	$18,339,750

		$18,339,750

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$25,251	$25,140,758
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	33,400	33,191,250

		$58,332,008

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,258,197
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,927	1,775,233
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	332	306,075
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,658	2,448,597

		$6,788,102

Utilities — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$17,456	$17,477,880
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	4,684	4,709,045
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.661%, Maturing 10/10/17	8,564	5,440,821

		$27,627,746

Total Senior Floating-Rate Interests (identified cost $303,571,617)		$295,389,153

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.2%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,470	$10,213,603

		$10,213,603

Health Care — 0.2%
Hologic, Inc., 0.00%, 12/15/43	$7,590	$8,619,394

		$8,619,394

Total Convertible Bonds (identified cost $23,968,784)		$18,832,997

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(12)	$5,515	$5,686,729

Total Commercial Mortgage-Backed Securities (identified cost $5,532,195)		$5,686,729

Common Stocks — 0.2%

Security	Shares	Value
Building Materials — 0.1%
Panolam Holdings Co.(7)(8)(13)	6,997	$6,144,486

		$6,144,486

Consumer Products — 0.0%(14)
HF Holdings, Inc.(7)(8)(13)	3,400	$83,946

		$83,946

Energy — 0.1%
Seven Generations Energy, Ltd., Class A(13)	270,455	$3,477,795

		$3,477,795

Gaming — 0.0%(14)
New Cotai Participation Corp., Class B(7)(8)(13)	36	$1,139,220

		$1,139,220

Utilities — 0.0%(14)
NRG Energy, Inc.	32,564	$803,028

		$803,028

Total Common Stocks (identified cost $10,796,560)		$11,648,475

Convertible Preferred Stocks — 0.9%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	52,348	$4,724,983
Chesapeake Energy Corp., 5.75%(1)	7,965	8,079,497

		$12,804,480

Security	Shares	Value
Health Care — 0.6%
Alere, Inc., 3.00%	91,879	$29,837,705

		$29,837,705

Total Convertible Preferred Stocks (identified cost $36,636,016)		$42,642,185

Miscellaneous — 0.2%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(14)
Adelphia, Inc., Escrow Certificate(13)	10,260,000	$102,600
Adelphia, Inc., Escrow Certificate(13)	5,085,000	50,850

		$153,450

Energy — 0.0%(14)
SemGroup Corp., Escrow Certificate(13)	10,225,000	$25,563

		$25,563

Gaming — 0.2%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(7)	$2,354,459	$0
PGP Investors, LLC, Membership Interests(7)(8)(13)	17,143	6,000,001
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(13)	8,520	5,538,000

		$11,538,001

Utilities — 0.0%(14)
EME Reorganization Trust	9,902,937	$326,797

		$326,797

Total Miscellaneous (identified cost $7,980,460)		$12,043,811

Warrants — 0.0%(14)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(14)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(7)	5,575	$56

		$56

Total Warrants (identified cost $0)		$56

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(15)	$117,012	$117,012,381

Total Short-Term Investments (identified cost $117,012,381)		$117,012,381

Total Investments — 99.1% (identified cost $4,787,198,572)		$4,841,607,334

Other Assets, Less Liabilities — 0.9%		$42,709,499

Net Assets — 100.0%		$4,884,316,833

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $1,970,857,148 or 40.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued security/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Restricted security.

(9)	Defaulted matured security.

(10)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(13)	Non-income producing security.

(14)	Amount is less than 0.05%.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $46,401.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,806,377,753

Gross unrealized appreciation	$145,243,026
Gross unrealized depreciation	(110,013,445)

Net unrealized appreciation	$35,229,581

Restricted Securities

At January 31, 2015, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 11/20/14	$626,308	$568,348	$636,580

Total Corporate Bonds & Notes			$568,348	$636,580

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$83,946
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,139,220
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,144,486

Total Common Stocks			$5,138,965	$7,367,652

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12	17,143	$6,000,000	$6,000,001
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	149,100	5,538,000

Total Miscellaneous			$6,149,100	$11,538,001

Total Restricted Securities			$11,856,413	$19,542,233

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	Canadian Dollar 5,980,000	United States Dollar 5,310,198	JPMorgan Chase Bank, N.A.	$605,883	$—	$605,883
2/27/15	United States Dollar 438,678	Canadian Dollar 525,000	JPMorgan Chase Bank, N.A.	—	(25,674)	(25,674)
2/27/15	United States Dollar 1,171,509	Canadian Dollar 1,335,000	JPMorgan Chase Bank, N.A.	—	(121,298)	(121,298)

				$605,883	$(146,972)	$458,911

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$89,200	$13,024	$102,224
Bank of America, N.A.	Ford Motor Co.	Baa3/BBB-	5,000	5.00	(1)	3/20/17	521,250	(65,838)	455,412
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	374,741	(3,039)	371,702
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	323,491	(100,505)	222,986
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	323,491	(56,157)	267,334
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	740,114	(150,652)	589,462
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	323,491	(65,039)	258,452
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	740,114	(111,601)	628,513

Total			$40,350				$3,435,892	$(539,807)	$2,896,085

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,350,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$3,435,892	$—
Foreign Exchange	Forward foreign currency exchange contracts	605,883	(146,972)

Total		$4,041,775	$(146,972)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,336,918,435	$1,433,112	$4,338,351,547
Senior Floating-Rate Interests	—	295,389,153	—	295,389,153
Convertible Bonds	—	18,832,997	—	18,832,997
Commercial Mortgage-Backed Securities	—	5,686,729	—	5,686,729
Common Stocks	4,280,823	—	7,367,652	11,648,475
Convertible Preferred Stocks	4,724,983	37,917,202	—	42,642,185
Miscellaneous	326,797	5,717,013	6,000,001	12,043,811
Warrants	—	—	56	56
Short-Term Investments	—	117,012,381	—	117,012,381
Total Investments	$9,332,603	$4,817,473,910	$14,800,821	$4,841,607,334

Asset Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$605,883	$—	$605,883
Swap Contracts	—	3,435,892	—	3,435,892
Total	$9,332,603	$4,821,515,685	$14,800,821	$4,845,649,109

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(146,972)	$—	$(146,972)
Total	$—	$(146,972)	$—	$(146,972)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015